Shareholders' equity - Additional Information (Detail) - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Common stock shares authorized	79,411,245	79,411,245
Cash dividends	$ 0